19. Taxes and contributions payable and taxes payable in installments (Details) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfTaxesAndContributionsPayableAndTaxesPayableInInstallmentsLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments	R$ 841	R$ 867
Taxes and contributions payable and taxes payable in installments, current	370	301
Taxes and contributions payable and taxes payable in installments, noncurrent	471	566
Taxes payable in installments - Law 11,941/09
DisclosureOfTaxesAndContributionsPayableAndTaxesPayableInInstallmentsLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments	432	511
Taxes payable in installments - PERT
DisclosureOfTaxesAndContributionsPayableAndTaxesPayableInInstallmentsLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments	169	176
ICMS
DisclosureOfTaxesAndContributionsPayableAndTaxesPayableInInstallmentsLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments	88	65
PIS and COFINS
DisclosureOfTaxesAndContributionsPayableAndTaxesPayableInInstallmentsLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments	8	52
Provision for income tax and social contribution
DisclosureOfTaxesAndContributionsPayableAndTaxesPayableInInstallmentsLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments	115	38
Withholding Income Tax
DisclosureOfTaxesAndContributionsPayableAndTaxesPayableInInstallmentsLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments	2	13
INSS
DisclosureOfTaxesAndContributionsPayableAndTaxesPayableInInstallmentsLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments	4	4
Others
DisclosureOfTaxesAndContributionsPayableAndTaxesPayableInInstallmentsLineItems [Line Items]
Taxes and contributions payable and taxes payable in installments	R$ 23	R$ 8